FCF US Quality ETF
Schedule of Investments
April 30, 2022 (Unaudited)
	Shares	Value

COMMON STOCKS - 96.2%
Communications - 4.5%
Alphabet, Inc. - Class A (a)(d)	1,495	$3,411,874
Expedia Group, Inc. (a)(d)	3,697	646,051
Interpublic Group of Cos., Inc.	44,547	1,453,123
Meta Platforms, Inc. - Class A (a)	7,767	1,557,050
Sirius XM Holdings, Inc. (d)	90,820	544,920
VeriSign, Inc. (a)	3,898	696,534
		8,309,552
Consumer Discretionary - 8.7%
AutoNation, Inc. (a)(d)	17,226	1,996,666
AutoZone, Inc. (a)	848	1,658,239
Chipotle Mexican Grill, Inc. (a)	544	791,852
Dick’s Sporting Goods, Inc. (d)	9,199	886,968
Etsy, Inc. (a)(d)	6,029	561,842
Genuine Parts Co.	9,880	1,284,894
Home Depot, Inc.	3,640	1,093,456
Lowe’s Cos., Inc.	4,842	957,409
Masco Corp.	24,326	1,281,737
O’Reilly Automotive, Inc. (a)	2,584	1,567,325
Starbucks Corp.	18,570	1,386,065
Ulta Beauty, Inc. (a)	3,303	1,310,630
Williams-Sonoma, Inc. (d)	6,467	843,814
Winmark Corp.	2,201	447,243
		16,068,140
Consumer Staples - 8.4%
Altria Group, Inc.	18,505	1,028,323
BellRing Brands, Inc. (a)	34,850	746,836
Clorox Co. (d)	5,897	846,043
Coca-Cola Co.	45,708	2,953,194
Colgate-Palmolive Co.	14,375	1,107,594
Costco Wholesale Corp.	3,906	2,076,898
Estee Lauder Cos., Inc. - Class A	4,590	1,212,035
Hershey Co.	5,045	1,139,010
Philip Morris International, Inc.	17,753	1,775,300
Procter & Gamble Co.	12,344	1,981,829
Target Corp.	2,699	617,126
		15,484,188
Energy - 4.8%
APA Corp.	19,296	789,785
ConocoPhillips	12,087	1,154,550
Continental Resources, Inc. (d)	15,515	862,169
Exxon Mobil Corp.	23,844	2,032,701
Magnolia Oil & Gas Corp. - Class A (d)	68,060	1,581,714
Oasis Petroleum, Inc.	5,275	699,782
Ovintiv, Inc.	31,759	1,625,743
		8,746,444
Financials - 11.6%
Allstate Corp.	11,346	1,435,723
American Express Co.	7,357	1,285,342
American Financial Group, Inc.	10,514	1,455,979
Bank of America Corp.	22,996	820,497
Berkshire Hathaway, Inc. - Class B (a)	7,983	2,577,152
Goldman Sachs Group, Inc.	4,309	1,316,356
JPMorgan Chase & Co.	23,793	2,839,933
LPL Financial Holdings, Inc.	8,137	1,528,698
Morgan Stanley	15,308	1,233,672
SEI Investments Co.	17,400	969,528
Synchrony Financial (d)	32,214	1,185,797
T Rowe Price Group, Inc. (d)	7,753	953,929
U.S. Bancorp	23,003	1,117,026
Visa, Inc. - Class A (d)	5,334	1,136,835
Wells Fargo & Co.	17,716	772,949
Willis Towers Watson PLC	3,364	722,789
		21,352,205
Health Care - 14.5%
Abbott Laboratories	15,401	1,748,014
AbbVie, Inc.	18,921	2,779,116
Amgen, Inc.	10,379	2,420,279
Bristol-Myers Squibb Co.	27,581	2,076,022
Chemed Corp. (d)	1,883	925,287
Eli Lilly & Co.	6,955	2,031,764
Hologic, Inc. (a)	10,850	781,092
Johnson & Johnson	16,953	3,059,338
McKesson Corp.	6,568	2,033,518
Mettler-Toledo International, Inc. (a)	879	1,122,949
Molina Healthcare, Inc. (a)	5,418	1,698,272
Pfizer, Inc.	53,753	2,637,660
UnitedHealth Group, Inc.	5,269	2,679,550
Waters Corp. (a)	2,186	662,402
		26,655,263
Industrials - 7.0%
3M Co.	6,933	999,877
Allegion PLC	7,363	841,149
Emerson Electric Co.	13,104	1,181,719
Keysight Technologies, Inc. (a)	6,421	900,674
Lennox International, Inc.	5,388	1,148,668
Lockheed Martin Corp.	2,650	1,145,118
Louisiana-Pacific Corp. (d)	21,098	1,361,243
Otis Worldwide Corp.	18,514	1,348,560
Rollins, Inc. (d)	16,584	556,227
Trane Technologies PLC	4,580	640,696
Union Pacific Corp.	4,419	1,035,327
United Parcel Service, Inc. - Class B	9,093	1,636,558
		12,795,816
Materials - 2.6%
CF Industries Holdings, Inc.	12,537	1,213,957
Eagle Materials, Inc.	8,603	1,060,922
Sherwin-Williams Co. (d)	6,329	1,740,222
Vale SA - ADR	50,137	846,814
		4,861,915
Technology - 34.1% (c)
Accenture PLC - Class A	7,519	2,258,407
Advanced Micro Devices, Inc. (a)	15,451	1,321,369
Apple, Inc.	68,228	10,756,144
ASML Holding NV - NY Reg Shares	1,985	1,119,083
Atlassian Corp. PLC - Class A (a)	5,957	1,339,312
Autodesk, Inc. (a)	4,199	794,787
Box, Inc. - Class A (a)	25,218	772,175
Broadcom, Inc.	4,599	2,549,640
Cadence Design Systems, Inc. (a)	7,916	1,194,129
Cisco Systems, Inc.	47,272	2,315,383
CommVault Systems, Inc. (a)	7,898	481,778
Crowdstrike Holdings, Inc. - Class A (a)	3,446	684,927
FactSet Research Systems, Inc.	2,555	1,030,917
Fair Isaac Corp. (a)	2,753	1,028,273
Fortinet, Inc. (a)	6,054	1,749,667
Gartner, Inc. (a)	4,682	1,360,355
HP, Inc.	41,375	1,515,566
International Business Machines Corp.	15,100	1,996,371
Jack Henry & Associates, Inc.	7,413	1,405,357
Manhattan Associates, Inc. (a)(d)	7,712	1,006,802
MarketAxess Holdings, Inc.	1,530	403,323
Mastercard, Inc. - Class A	5,204	1,891,029
Microchip Technology, Inc.	8,686	566,327
Microsoft Corp.	23,080	6,405,162
Moody’s Corp.	3,731	1,180,787
Motorola Solutions, Inc.	3,092	660,729
MSCI, Inc.	1,866	786,052
NetApp, Inc.	8,444	618,523
NVIDIA Corp. (d)	8,882	1,647,345
Palo Alto Networks, Inc. (a)	3,252	1,825,283
Paychex, Inc.	8,420	1,067,067
QUALCOMM, Inc.	5,950	831,155
S&P Global, Inc.	4,841	1,822,636
ServiceNow, Inc. (a)	3,309	1,582,033
Synopsys, Inc. (a)	3,085	884,747
Veeva Systems, Inc. - Class A (a)	3,986	725,253
VMware, Inc. - Class A	6,241	674,278
Western Union Co. (d)	25,304	424,095
Workday, Inc. - Class A (a)	5,939	1,227,591
Zebra Technologies Corp. (a)	2,102	777,025
		62,680,882
TOTAL COMMON STOCKS (Cost $161,364,309)		176,954,405

REITs - 2.8%
Real Estate - 2.8%
American Tower Corp.	8,566	2,064,577
Gaming and Leisure Properties, Inc.	13,780	611,556
Iron Mountain, Inc. (d)	27,913	1,499,766
Simon Property Group, Inc.	7,739	913,202
TOTAL REITs (Cost $4,770,626)		5,089,101

MONEY MARKET FUND - 1.0%
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.15% (b)	1,765,378	1,765,378
TOTAL MONEY MARKET FUND (Cost $1,765,378)		1,765,378

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 11.9%
Investment Company - 11.9%
Mount Vernon Liquid Asset Portfolio, LLC, 0.45% (b)	21,901,794	21,901,794
TOTAL INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $21,901,794)		21,901,794

Total Investments (Cost $189,802,107) - 111.9%		205,710,678
Liabilities in Excess of Other Assets - (11.9)%		(21,849,080)
TOTAL NET ASSETS - 100.0%		$183,861,598

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Invesment Trust
(a) Non-income producing security.
(b) Rate disclosed is the seven day annualized yield as of April 30, 2022.
(c) Amount represents investments in a particular sector. No industry within this sector represented more than 25% of the Fund’s total assets at the time of investment.
(d) All or a portion of this security was out on loan at April 30, 2022. Total loaned securities had a market value of $20,587,209 as of April 30, 2022.

For Fund compliance purposes, the Fund’s sector classifications refers to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.

FCF US Quality ETF
Summary of Fair Value Disclosure at April 30, 2022 (Unaudited)

The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2022:

FCF US Quality ETF
	Level 1	Level 2	Level 3	Total
Common Stocks
Communications	$8,309,552	$-	$-	$8,309,552
Consumer Discretionary	16,068,140	-	-	16,068,140
Consumer Staples	15,484,188	-	-	15,484,188
Energy	8,746,444	-	-	8,746,444
Financials	21,352,205	-	-	21,352,205
Health Care	26,655,263	-	-	26,655,263
Industrials	12,795,816	-	-	12,795,816
Materials	4,861,915	-	-	4,861,915
Technology	62,680,882	-	-	62,680,882
Total Common Stocks	176,954,405	-	-	176,954,405
REITs	5,089,101	-	-	5,089,101
Money Market Fund	1,765,378	-	-	1,765,378
Investment Purchased with the Cash Proceeds From Securities Lending	21,901,794			21,901,794
Total Investments	$205,710,678	$-	$-	$205,710,678

Refer to the Fund’s Schedule of Investments for a detailed break-out of holdings by sector classifications.
The Fund did not invest in any Level 3 securities during the period.